CONCENTRATIONS (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Three Vendors [Member]
Concentration Risk [Line Items]
Percentage Of Inventory Purchases		81.00%	44.00%
Two Vendors [Member]
Concentration Risk [Line Items]
Percentage Of Inventory Purchases	40.00%			52.00%
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%		10.00%	10.00%	10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					100.00%	97.00%
Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					61.00%	33.00%
One Customer [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area					$ 229,000	$ 204,000
Concentration Risk, Percentage	14.00%	59.00%		40.00%	25.00%	32.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area	$ 272,000		$ 272,000			$ 289,000
Concentration Risk, Percentage			16.00%			41.00%
One Customer [Member] | Accounts Receivable [Member] | Unrelated Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area					$ 272,000
Concentration Risk, Percentage					43.00%
One Customer [Member] | Consulting Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area						$ 200,000
Concentration Risk, Percentage						32.00%
One Customer [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area					$ 41,000	$ 239,000
Concentration Risk, Percentage					30.00%	13.00%
Two Customers [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area					$ 150,000	$ 100,000
Concentration Risk, Percentage	14.00%	13.00%		19.00%	16.00%	16.00%
Two Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area	$ 232,000		$ 232,000			$ 190,000
Concentration Risk, Percentage			14.00%			27.00%
Two Customers [Member] | Accounts Receivable [Member] | Unrelated Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area					$ 231,000
Concentration Risk, Percentage					36.00%
Two Customers [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area					$ 27,000	$ 188,000
Concentration Risk, Percentage					19.00%	10.00%
Three Customers [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				12.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area	$ 189,000		$ 189,000			$ 172,000
Concentration Risk, Percentage			0.00%			24.00%
Three Customers [Member] | Accounts Receivable [Member] | Related Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area					$ 138,000
Concentration Risk, Percentage					21.00%
Three Customers [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area					$ 16,000	$ 178,000
Concentration Risk, Percentage					12.00%	10.00%